REGULATORY CAPITAL REQUIREMENTS (Details) (Bank, USD $)	Sep. 30, 2012	Sep. 30, 2011
Bank
Tangible capital (to total assets)
Actual Amount	$ 129,223,000	$ 132,729,000
Actual Ratio (as a percent)	9.63%	10.18%
Capital Adequacy Purposes Amount	20,134,000	19,563,000
Capital Adequacy Purposes Ratio (as a percent)	1.50%	1.50%
Total risk-based capital (to risk- weighted assets)
Actual Amount	142,378,000	146,214,000
Actual Ratio (as a percent)	13.58%	13.59%
Capital Adequacy Purposes Amount	83,873,000	86,046,000
Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Well Capitalized Amount	104,841,000	107,558,000
Well Capitalized Ratio (as a percent)	10.00%	10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	129,223,000	132,729,000
Actual Ratio (as a percent)	12.33%	12.34%
Well Capitalized Amount	62,905,000	64,535,000
Well Capitalized Ratio (as a percent)	6.00%	6.00%
Tier I leverage capital (to average assets)
Actual Amount	129,223,000	132,729,000
Actual Ratio (as a percent)	9.63%	10.18%
Capital Adequacy Purposes Amount	53,690,000	52,169,000
Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Well Capitalized Amount	67,113,000	65,211,000
Well Capitalized Ratio (as a percent)	5.00%	5.00%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Tier I stockholders' equity	133,231,000
Deduct: Intangible assets	(3,980,000)
Deduct: Disallowed servicing rights	(6,000)
Add: Unrealized gains on available-for-sale securities	(22,000)
Tangible capital	129,223,000	132,729,000
Add: General valuation allowances	13,155,000
Total risk-based capital	$ 142,378,000	$ 146,214,000